                             [LOGO OF NATIONWIDE(R)]

                                  NATIONWIDE(R)
                              VA SEPARATE ACCOUNT-A

                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 2003

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

FHL - 108 - 12/03

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                             [LOGO OF NATIONWIDE(R)]

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                              [PHOTO APPEARS HERE]

                               PRESIDENT'S MESSAGE

Nationwide Life and Annuity Insurance Company is pleased to present the 2003 annual report of the Nationwide VA Separate Account-A.

Equity investments turned-in an exemplary performance during 2003. Gains in the Dow Jones Industrial Average and the S&P 500 each surpassed 25% for the year. Meanwhile, the NASDAQ, with more ground to make-up, posted year-over-year performance of nearly 50%. Furthermore, this past year saw interest rates and inflation remain near historically low levels. And, the good news doesn't stop there; the last half of the year GDP growth chalked up statistics not seen in recent history. We believe the stage is set and should provide a rewarding 2004 for equity investors.

During 2003, we have watched with interest and a good deal of dismay the ongoing revelations of ethical lapses in the mutual fund industry. This has caused us to take a hard look at longstanding relationships we have had with some of these fund groups and to make changes where we believe it's in the best interest of our contract owners and participants. Nationwide has been in the financial services business for more than a quarter of a century and during this time we have endeavored to maintain the highest standards of ethics and integrity in all aspects of our personal and business conduct.

Thank you for your confidence and for selecting Nationwide to help you meet your retirement and financial planning objectives.

                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 12, 2004

                                        2

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HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VA Separate Account-A. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-321-9332 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 13. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 10, provide further disclosures about the variable account and its underlying contract provisions.

                                        3

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                        NATIONWIDE VA SEPARATE ACCOUNT-A
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 2003

ASSETS:

  Investments at fair value:

    American Century VP - Balanced Fund - Class I (ACVPBal)
      697,646 shares (cost $4,910,442) .............................................   $      4,702,133

    Federated IS - American Leaders Fund II - Primary Shares (FedAmLead)
      1,631 shares (cost $28,315) ..................................................             31,143

    Federated IS - High Income Bond Fund II - Primary Shares (FedHiInc)
      1,592 shares (cost $12,408) ..................................................             12,719

    Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
      2,821 shares (cost $66,070) ..................................................             65,399

    Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr)
      924,130 shares (cost $39,816,844) ............................................         28,684,993

    Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv)
      1,706 shares (cost $34,348) ..................................................             26,596

    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
      797,396 shares (cost $9,319,821) .............................................          9,672,413

    Gartmore GVIT Growth Fund - Class I (GVITGrowth)
      214,455 shares (cost $3,877,158) .............................................          2,140,265

    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
      1,757,039 shares (cost $1,757,039) ...........................................          1,757,039

    Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
      1,791,189 shares (cost $20,595,613) ..........................................         18,395,511

    MFS(R) VIT - Total Return Series - Initial Class (MFSTotReSe)
      1,727 shares (cost $26,541) ..................................................             33,810

    Neuberger Berman AMT - Balanced Portfolio(R) (NBAMTBal)
      851,636 shares (cost $9,660,263) .............................................          7,605,112
                                                                                       ----------------
        Total investments ..........................................................         73,127,133

  Accounts receivable ..............................................................              2,887
                                                                                       ----------------
        Total assets ...............................................................         73,130,020

Accounts payable ...................................................................                  -
                                                                                       ----------------
Contract owners' equity (note 4) ...................................................   $     73,130,020
                                                                                       ================

See accompanying notes to financial statements

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                                        4

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================================================================================

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003

                                                            Total             ACVPBal           FedAmLead          FedHiInc
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $       793,238            115,321                405                841
  Mortality and expense risk charges (note 2) ......          (938,644)           (56,741)              (374)              (163)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................          (145,406)            58,580                 31                678
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............        20,855,003            854,780                374                171
  Cost of mutual fund shares sold ..................       (31,699,579)        (1,055,331)              (351)              (183)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............       (10,844,576)          (200,551)                23                (12)
  Change in unrealized gain (loss) on investments ..        24,565,736            858,738              6,356              1,498
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................        13,721,160            658,187              6,379              1,486
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................            16,223                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............   $    13,591,977            716,767              6,410              2,164
                                                       ===============    ===============    ===============    ===============

                                                          FidVIPEI           FidVIPGr           FidVIPOv           GVITGvtBd
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................               980             74,547                171            358,383
  Mortality and expense risk charges (note 2) ......              (778)          (343,696)              (296)          (150,638)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................               202           (269,149)              (125)           207,745
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............               788          6,348,745                296          4,467,708
  Cost of mutual fund shares sold ..................            (1,026)        (8,728,102)              (420)        (4,235,433)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............              (238)        (2,379,357)              (124)           232,275
  Change in unrealized gain (loss) on investments ..            14,547          9,758,109              8,032           (374,689)
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................            14,309          7,378,752              7,908           (142,414)
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -             16,223
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............            14,511          7,109,603              7,783             81,554
                                                       ===============    ===============    ===============    ===============

                                                         GVITGrowth          GVITMyMkt         GVITNWFund         MFSTotReSe
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $           396             12,410            100,263                537
  Mortality and expense risk charges (note 2) ......           (26,066)           (25,836)          (233,103)              (435)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           (25,670)           (13,426)          (132,840)               102
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............           452,250          2,601,831          4,555,894                435
  Cost of mutual fund shares sold ..................        (1,530,479)        (2,601,831)        (9,610,093)              (337)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............        (1,078,229)                 -         (5,054,199)                98
  Change in unrealized gain (loss) on investments ..         1,640,233                  -          9,262,016              4,133
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................           562,004                  -          4,207,817              4,231
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............   $       536,334            (13,426)         4,074,977              4,333
                                                       ===============    ===============    ===============    ===============

                                                          NBAMTBal
                                                       ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................           128,984
  Mortality and expense risk charges (note 2) ......          (100,518)
                                                       ---------------
    Net investment income (loss) ...................            28,466
                                                       ---------------

  Proceeds from mutual fund shares sold ............         1,571,731
  Cost of mutual fund shares sold ..................        (3,935,993)
                                                       ---------------
    Realized gain (loss) on investments ............        (2,364,262)
  Change in unrealized gain (loss) on investments ..         3,386,763
                                                       ---------------
    Net gain (loss) on investments .................         1,022,501
                                                       ---------------
  Reinvested capital gains .........................                 -
                                                       ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............         1,050,967
                                                       ===============

See accompanying notes to financial statements.

================================================================================

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================================================================================

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     Total                                ACVPBal
                                                       ----------------------------------    ----------------------------------
                                                            2003               2002               2003               2002
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $      (145,406)           112,852             58,580             83,264
  Realized gain (loss) on investments ..............       (10,844,576)       (12,150,849)          (200,551)          (372,127)
  Change in unrealized gain (loss) on investments ..        24,565,736         (9,098,603)           858,738           (327,247)
  Reinvested capital gains .........................            16,223            106,671                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ......        13,591,977        (21,029,929)           716,767           (616,110)
                                                       ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................           696,495            663,194             52,664             30,702
  Transfers between funds ..........................                 -                  -            327,235             47,150
  Redemptions (note 3) .............................       (13,971,980)       (24,428,004)          (710,000)        (1,300,537)
  Annuity benefits .................................           (26,423)           (27,624)              (731)              (611)
  Annual contract maintenance charges (note 2) .....          (100,578)          (126,120)            (6,427)            (7,433)
  Contingent deferred sales charges (note 2) .......           (13,621)           (49,200)              (965)            (2,340)
  Adjustments to maintain reserves .................             8,232              3,409               (174)               (52)
                                                       ---------------    ---------------    ---------------    ---------------
      Net equity transactions ......................       (13,407,875)       (23,964,345)          (338,398)        (1,233,121)
                                                       ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity ..............           184,102        (44,994,274)           378,369         (1,849,231)
Contract owners' equity beginning of period ........        72,945,918        117,940,192          4,323,650          6,172,881
                                                       ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ..............   $    73,130,020         72,945,918          4,702,019          4,323,650
                                                       ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ..................................         3,657,099          4,789,432            500,339            637,638
                                                       ---------------    ---------------    ---------------    ---------------
  Units purchased ..................................           456,334            136,044             53,738              8,742
  Units redeemed ...................................        (1,054,593)        (1,268,377)           (92,510)          (146,041)
                                                       ---------------    ---------------    ---------------    ---------------
  Ending units .....................................         3,058,840          3,657,099            461,567            500,339
                                                       ===============    ===============    ===============    ===============

                                                                   FedAmLead                              FedHiInc
                                                       ----------------------------------    ----------------------------------
                                                            2003               2002               2003               2002
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................                31                (83)               678                636
  Realized gain (loss) on investments ..............                23                 39                (12)           (37,485)
  Change in unrealized gain (loss) on investments ..             6,356             (6,661)             1,498             36,597
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............             6,410             (6,705)             2,164               (252)
                                                       ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................                 -                  -                  -                  -
  Transfers between funds ..........................                 -                  -                  -                  -
  Redemptions (note 3) .............................                 -                  -                  -           (121,518)
  Annuity benefits .................................                 -                  -                  -                  -
  Annual contract maintenance charges (note 2) .....                 -                  -                  -                  -
  Contingent deferred sales charges (note 2) .......                 -                  -                  -                  -
  Adjustments to maintain reserves .................                (2)                 -                  -                  1
                                                       ---------------    ---------------    ---------------    ---------------
      Net equity transactions ......................                (2)                 -                  -           (121,517)
                                                       ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity ..............             6,408             (6,705)             2,164           (121,769)
Contract owners' equity beginning of period ........            24,732             31,437             10,555            132,324
                                                       ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ..............            31,140             24,732             12,719             10,555
                                                       ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ..................................             1,743              1,743                912             11,430
                                                       ---------------    ---------------    ---------------    ---------------
  Units purchased ..................................                 -                  -                  -                  -
  Units redeemed ...................................                 -                  -                  -            (10,518)
                                                       ---------------    ---------------    ---------------    ---------------
  Ending units .....................................             1,743              1,743                912                912
                                                       ===============    ===============    ===============    ===============

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    FidVIPEI                              FidVIPGr
                                                       ----------------------------------    ----------------------------------
                                                            2003               2002               2003               2002
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $           202              2,444           (269,149)          (366,542)
  Realized gain (loss) on investments ..............              (238)           (31,244)        (2,379,357)        (2,261,635)
  Change in unrealized gain (loss) on investments ..            14,547              7,479          9,758,109        (11,085,387)
  Reinvested capital gains .........................                 -              4,849                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            14,511            (16,472)         7,109,603        (13,713,564)
                                                       ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................                 -                  -            229,724            249,484
  Transfers between funds ..........................                 -                  -            615,456         (1,390,253)
  Redemptions (note 3) .............................                 -           (158,102)        (4,586,970)        (7,755,230)
  Annuity benefits .................................                 -                  -            (20,398)           (18,503)
  Annual contract maintenance charges (note 2) .....                 -                  -            (38,996)           (50,277)
  Contingent deferred sales charges (note 2) .......                 -                  -             (5,874)           (14,417)
  Adjustments to maintain reserves .................                (7)               (12)             7,184              3,415
                                                       ---------------    ---------------    ---------------    ---------------
      Net equity transactions ......................                (7)          (158,114)        (3,799,874)        (8,975,781)
                                                       ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity ..............            14,504           (174,586)         3,309,729        (22,689,345)
Contract owners' equity beginning of period ........            50,881            225,467         25,380,975         48,070,320
                                                       ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ..............   $        65,385             50,881         28,690,704         25,380,975
                                                       ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ..................................             2,805             10,178          1,153,010          1,507,530
                                                       ---------------    ---------------    ---------------    ---------------
  Units purchased ..................................                 -                  -            146,165              9,942
  Units redeemed ...................................                 -             (7,373)          (305,490)          (364,462)
                                                       ---------------    ---------------    ---------------    ---------------
  Ending units .....................................             2,805              2,805            993,685          1,153,010
                                                       ===============    ===============    ===============    ===============

                                                                    FidVIPOv                             GVITGvtBd
                                                       ----------------------------------    ----------------------------------
                                                            2003               2002               2003               2002
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................              (125)              (133)           207,745            391,771
  Realized gain (loss) on investments ..............              (124)              (117)           232,275            140,904
  Change in unrealized gain (loss) on investments ..             8,032             (4,869)          (374,689)           518,791
  Reinvested capital gains .........................                 -                  -             16,223            101,418
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............             7,783             (5,119)            81,554          1,152,884
                                                       ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................                 -                  -            141,732             89,544
  Transfers between funds ..........................                 -                  -           (907,162)         1,157,353
  Redemptions (note 3) .............................                 -                  -         (2,405,139)        (3,048,482)
  Annuity benefits .................................                 -                  -                  -                  -
  Annual contract maintenance charges (note 2) .....                 -                  -            (13,245)           (14,633)
  Contingent deferred sales charges (note 2) .......                 -                  -             (1,246)            (2,261)
  Adjustments to maintain reserves .................                (1)                 -                (11)                (6)
                                                       ---------------    ---------------    ---------------    ---------------
      Net equity transactions ......................                (1)                 -         (3,185,071)        (1,818,485)
                                                       ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity ..............             7,782             (5,119)        (3,103,517)          (665,601)
Contract owners' equity beginning of period ........            18,812             23,931         12,775,920         13,441,521
                                                       ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ..............            26,594             18,812          9,672,403         12,775,920
                                                       ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ..................................             2,025              2,025            486,609            560,807
                                                       ---------------    ---------------    ---------------    ---------------
  Units purchased ..................................                 -                  -             62,203             51,353
  Units redeemed ...................................                 -                  -           (182,877)          (125,551)
                                                       ---------------    ---------------    ---------------    ---------------
  Ending units .....................................             2,025              2,025            365,935            486,609
                                                       ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   GVITGrowth                            GVITMyMkt
                                                       ----------------------------------    ----------------------------------
                                                            2003               2002               2003               2002
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $       (25,670)           (35,078)           (13,426)            (2,954)
  Realized gain (loss) on investments ..............        (1,078,229)        (1,408,058)                 -                  -
  Change in unrealized gain (loss) on investments ..         1,640,233            484,704                  -                  -
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............           536,334           (958,432)           (13,426)            (2,954)
                                                       ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................            21,525             36,442             28,235             31,947
  Transfers between funds ..........................           (48,198)           (22,889)           216,708            837,971
  Redemptions (note 3) .............................          (350,010)          (656,101)          (694,839)        (2,684,900)
  Annuity benefits .................................                 -                  -                  -                  -
  Annual contract maintenance charges (note 2) .....            (3,106)            (4,290)            (2,668)            (3,736)
  Contingent deferred sales charges (note 2) .......              (521)            (1,677)              (368)            (8,610)
  Adjustments to maintain reserves .................                30                 39                 (8)               (18)
                                                       ---------------    ---------------    ---------------    ---------------
      Net equity transactions ......................          (380,280)          (648,476)          (452,940)        (1,827,346)
                                                       ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity ..............           156,054         (1,606,908)          (466,366)        (1,830,300)
Contract owners' equity beginning of period ........         1,984,260          3,591,168          2,223,396          4,053,696
                                                       ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ..............   $     2,140,314          1,984,260          1,757,030          2,223,396
                                                       ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ..................................           174,036            221,588            136,059            247,804
                                                       ---------------    ---------------    ---------------    ---------------
  Units purchased ..................................             4,070              2,697            140,192             53,559
  Units redeemed ...................................           (34,823)           (50,249)          (167,992)          (165,304)
                                                       ---------------    ---------------    ---------------    ---------------
  Ending units .....................................           143,283            174,036            108,259            136,059
                                                       ===============    ===============    ===============    ===============

                                                                   GVITNWFund                            MFSEmGrSe
                                                       ----------------------------------    ----------------------------------
                                                            2003               2002               2003               2002
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................          (132,840)          (117,741)                 -               (321)
  Realized gain (loss) on investments ..............        (5,054,199)        (5,439,811)                 -           (136,395)
  Change in unrealized gain (loss) on investments ..         9,262,016            850,095                  -            117,669
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............         4,074,977         (4,707,457)                 -            (19,047)
                                                       ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................           127,455            139,914                  -                  -
  Transfers between funds ..........................          (135,037)          (468,406)                 -                  -
  Redemptions (note 3) .............................        (3,868,706)        (5,734,551)                 -           (115,522)
  Annuity benefits .................................            (5,026)            (4,874)                 -                  -
  Annual contract maintenance charges (note 2) .....           (25,605)           (31,889)                 -                  -
  Contingent deferred sales charges (note 2) .......            (3,380)           (14,444)                 -               (137)
  Adjustments to maintain reserves .................             1,019                 84                  -                 (1)
                                                       ---------------    ---------------    ---------------    ---------------
      Net equity transactions ......................        (3,909,280)        (6,114,166)                 -           (115,660)
                                                       ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity ..............           165,697        (10,821,623)                 -           (134,707)
Contract owners' equity beginning of period ........        18,230,417         29,052,040                  -            134,707
                                                       ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ..............        18,396,114         18,230,417                  -                  -
                                                       ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ..................................           736,315            957,665                  -              8,098
                                                       ---------------    ---------------    ---------------    ---------------
  Units purchased ..................................            36,812              5,108                  -                  -
  Units redeemed ...................................          (183,165)          (226,458)                 -             (8,098)
                                                       ---------------    ---------------    ---------------    ---------------
  Ending units .....................................           589,962            736,315                  -                  -
                                                       ===============    ===============    ===============    ===============

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   MFSTotReSe                             NBAMTBal
                                                       ----------------------------------    ----------------------------------
                                                            2003               2002               2003               2002
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $           102                 82             28,466            157,507
  Realized gain (loss) on investments ..............                98                 94         (2,364,262)        (2,605,014)
  Change in unrealized gain (loss) on investments ..             4,133             (2,626)         3,386,763            312,852
  Reinvested capital gains .........................                 -                404                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............             4,333             (2,046)         1,050,967         (2,134,655)
                                                       ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................                 -                  -             95,160             85,161
  Transfers between funds ..........................                 -                  -            (69,002)          (160,926)
  Redemptions (note 3) .............................                 -                  -         (1,356,316)        (2,853,061)
  Annuity benefits .................................                 -                  -               (268)            (3,636)
  Annual contract maintenance charges (note 2) .....                 -                  -            (10,531)           (13,862)
  Contingent deferred sales charges (note 2) .......                 -                  -             (1,267)            (5,314)
  Adjustments to maintain reserves .................                (3)                (8)               205                (33)
                                                       ---------------    ---------------    ---------------    ---------------
      Net equity transactions ......................                (3)                (8)        (1,342,019)        (2,951,671)
                                                       ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity ..............             4,330             (2,054)          (291,052)        (5,086,326)
Contract owners' equity beginning of period ........            29,469             31,523          7,892,851         12,979,177
                                                       ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ..............   $        33,799             29,469          7,601,799          7,892,851
                                                       ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ..................................             1,840              1,840            461,406            621,086
                                                       ---------------    ---------------    ---------------    ---------------
  Units purchased ..................................                 -                  -             13,154              4,643
  Units redeemed ...................................                 -                  -            (87,736)          (164,323)
                                                       ---------------    ---------------    ---------------    ---------------
  Ending units .....................................             1,840              1,840            386,824            461,406
                                                       ===============    ===============    ===============    ===============

See accompanying notes to financial statements.

================================================================================

================================================================================

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(1)  BACKGROUND AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          Nationwide VA Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 6, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company (Depositor) offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

            Portfolios of the American Century Variable Portfolios, Inc.
             (American Century VP):
              American Century VP - Balanced Fund - Class I (ACVPBal) American Century VP - International Fund - Class I (ACVPInt)*

            Portfolios of the Federated Insurance Series (Federated IS);
              Federated IS - American Leaders Fund II - Primary Shares
               (FedAmLead)
              Federated IS - High Income Bond Fund II - Primary Shares
               (FedHiInc)

            Portfolios of the Fidelity(R) Variable Insurance Products Fund
             (Fidelity(R) VIP);
              Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
               (FidVIPEI)
              Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr) Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv)

            Portfolios of the Gartmore GVIT (formerly Nationwide(R) Separate
             Account Trust)
            (managed for a fee by an affiliated investment advisor);
              Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
              Gartmore GVIT Growth Fund - Class I (formerly Capital Appreciation
               Fund) (GVITGrowth)
              Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
              Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
               (formerly Gartmore GVIT Total Return Fund - Class I)
              Gartmore GVIT Small Company Fund - Class I (GVITSmComp)*

            Portfolios of the MFS Variable Insurance Trust (MFS(R) VIT);
              MFS(R) VIT - Emerging Growth Series - Initial Class (MFSEmGrSe)* MFS(R) VIT - Total Return Series - Initial Class (MFSTotReSe)

            Portfolio of the Neuberger Berman Advisers Management Trust
             (Neuberger Berman AMT);
              Neuberger Berman AMT - Balanced Portfolio(R) (NBAMTBal)

            *At December 31, 2003, contract owners have not invested in the fund.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for the VA contracts an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; for the VA II Convertible contracts a one-time contract maintenance charge of up to $50, dependent upon the initial purchase payment and contract type; and (b) for the VA contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for the VA II Convertible contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively. No charges are deducted from the initial funding to the Account by the Company, or from earnings thereon.

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                    NOTES TO FINANCIAL STATEMENTS, Continued

The following table provides mortality and expense risk charges by asset fee rates for the year ended December 31, 2003.

                             Total           ACVPBal         FedAmLead          FedHiInc
                   ---------------   ---------------   ---------------   ---------------
1.30% .........    $       936,598            56,741                 -                 -
1.40% .........              2,046                 -               374               163
                   ---------------   ---------------   ---------------   ---------------
  Totals ......    $       938,644            56,741               374               163
                   ===============   ===============   ===============   ===============

                          FidVIPEI          FidVIPGr          FidVIPOv         GVITGvtBd
                   ---------------   ---------------   ---------------   ---------------
1.30% .........                  -           343,696                 -           150,638
1.40% .........                778                 -               296                 -
                   ---------------   ---------------   ---------------   ---------------
  Totals ......                778           343,696               296           150,638
                   ===============   ===============   ===============   ===============

                        GVITGrowth         GVITMyMkt        GVITNWFund        MFSTotReSe          NBAMTBal
                   ---------------   ---------------   ---------------   ---------------   ---------------
1.30% .........    $        26,066            25,836           233,103                 -           100,518
1.40% .........                  -                 -                 -               435                 -
                   ---------------   ---------------   ---------------   ---------------   ---------------
  Totals ......    $        26,066            25,836           233,103               435           100,518
                   ===============   ===============   ===============   ===============   ===============


(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2003 and 2002, total transfers to the Account from the fixed account were $156,521 and $167,484 respectively, and total transfers from the Account to the fixed account were $756,891 and $1,966,743, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For guaranteed minimum death benefits, the Company contributed $92,793 and $13,315 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(4)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the year indicated, and the contract expense rate and total return for each period in the five year period ended December 31, 2003.

                                        CONTRACT                                                   INVESTMENT
                                        EXPENSE                      UNIT           CONTRACT         INCOME         TOTAL
                                         RATE*        UNITS       FAIR VALUE     OWNERS' EQUITY      RATIO**      RETURN***
                                       ---------    ---------    ------------   ----------------   ----------    ----------
American Century VP - Balanced Fund - Class I
     2003 .........................         1.30%     461,567    $  10.185550   $      4,701,314         2.56%       17.91%
     2002 .........................         1.30%     500,339        8.638585          4,322,221         2.86%      -10.73%
     2001 .........................         1.30%     637,638        9.677376          6,170,663         3.03%       -4.80%
     2000 .........................         1.30%     803,996       10.165458          8,172,988         3.12%       -3.91%
     1999 .........................         1.30%   1,097,698       10.579044         11,612,595         2.94%       13.27%

Federated IS - American Leaders Fund II - Primary Shares
     2003 .........................         1.40%       1,743       17.865693             31,140         1.45%       25.91%
     2002 .........................         1.40%       1,743       14.189555             24,732         1.09%      -21.33%
     2001 .........................         1.40%       1,743       18.037468             31,439         1.37%       -5.56%
     2000 .........................         1.40%       1,743       19.099783             33,291         0.90%        0.96%
     1999 .........................         1.40%       1,743       18.918772             32,975         0.91%        5.18%

Federated IS - High Income Bond Fund II - Primary Shares
     2003 .........................         1.40%         912       13.946223             12,719         7.23%       20.51%
     2002 .........................         1.40%         912       11.573063             10,555         1.45%       -0.03%
     2001 .........................         1.40%      11,430       11.576649            132,321        10.39%       -0.05%
     2000 .........................         1.40%      11,430       11.581963            132,382         9.55%      -10.29%
     1999 .........................         1.40%      11,549       12.910046            149,098         7.83%        0.87%

Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
     2003 .........................         1.40%       2,805       23.310338             65,385         1.69%       28.51%
     2002 .........................         1.40%       2,805       18.139316             50,881         2.58%      -18.11%
     2001 .........................         1.40%      10,178       22.151096            225,454         1.70%       -6.29%
     2000 .........................         1.40%      10,178       23.639045            240,598         1.62%        6.91%
     1999 .........................         1.40%      10,261       22.111001            226,881         1.46%        4.84%

Fidelity(R) VIP - Growth Portfolio - Initial Class
     2003 .........................         1.30%     993,685       28.730299         28,548,867         0.28%       31.12%
     2002 .........................         1.30%   1,153,010       21.910904         25,263,491         0.27%      -31.02%
     2001 .........................         1.30%   1,507,530       31.762055         47,882,251         0.09%      -18.73%
     2000 .........................         1.30%   2,137,305       39.081108         83,528,248         0.13%      -12.13%
     1999 .........................         1.30%   2,836,020       44.477104        126,137,956         0.16%       35.65%

Fidelity(R) VIP - Overseas Portfolio - Initial Class
     2003 .........................         1.40%       2,025       13.132716             26,594         0.75%       41.36%
     2002 .........................         1.40%       2,025        9.290009             18,812         0.81%      -21.40%
     2001 .........................         1.40%       2,025       11.818947             23,933         5.23%      -22.28%
     2000 .........................         1.40%       2,025       15.206809             30,794         1.50%      -20.24%
     1999 .........................         1.40%       2,025       19.064716             38,606         1.28%       40.63%

Gartmore GVIT Government Bond Fund - Class I
     2003 .........................         1.30%     365,935       26.432024          9,672,403         3.19%        0.67%
     2002 .........................         1.30%     486,609       26.255002         12,775,920         4.27%        9.54%
     2001 .........................         1.30%     560,807       23.968162         13,441,513         4.85%        5.85%
     2000 .........................         1.30%     681,128       22.642840         15,422,672         5.44%       11.08%
     1999 .........................         1.30%   1,081,573       20.383584         22,046,334         5.16%       -3.62%

Gartmore GVIT Growth Fund - Class I
     2003 .........................         1.30%     143,283       14.937671          2,140,314         0.02%       31.02%
     2002 .........................         1.30%     174,036       11.401436          1,984,260         0.00%      -29.65%
     2001 .........................         1.30%     221,588       16.206536          3,591,174         0.00%      -29.08%
     2000 .........................         1.30%     318,566       22.850565          7,279,413         0.20%      -27.48%
     1999 .........................         1.30%     510,658       31.511115         16,091,403         0.63%        2.92%

Gartmore GVIT Money Market Fund - Class I
     2003 .........................         1.30%     108,259       16.229879          1,757,030         0.62%       -0.68%
     2002 .........................         1.30%     136,059       16.341409          2,223,396         1.23%       -0.10%
     2001 .........................         1.30%     247,804       16.358468          4,053,694         3.91%        2.25%
     2000 .........................         1.30%     217,813       15.998629          3,484,709         5.23%        4.66%
     1999 .........................         1.30%     364,098       15.286929          5,565,940         4.18%        3.49%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                        CONTRACT                                                   INVESTMENT
                                        EXPENSE                      UNIT           CONTRACT         INCOME       TOTAL
                                         RATE*        UNITS       FAIR VALUE     OWNERS' EQUITY      RATIO**      RETURN***
                                       ---------    ---------    ------------   ----------------   ----------    ----------
Gartmore GVIT Nationwide(R) Fund - Class I
     2003 .........................         1.30%     589,962    $  31.067022   $     18,328,362         0.55%       25.86%
     2002 .........................         1.30%     736,315       24.684452         18,175,532         0.81%      -18.43%
     2001 .........................         1.30%     957,665       30.261368         28,980,253         0.69%      -12.97%
     2000 .........................         1.30%   1,350,920       34.772465         46,974,818         0.59%       -3.39%
     1999 .........................         1.30%   2,094,716       35.991074         75,391,079         0.66%        5.55%

MFS(R) VIT - Emerging Growth Series - Initial Class
     2001 .........................         1.40%       8,098       16.633908            134,701         0.00%      -34.43%
     2000 .........................         1.40%       8,098       25.366342            205,417         0.00%      -20.73%
     1999 .........................         1.40%       8,182       31.998468            261,811         0.00%       74.24%

MFS(R) VIT - Total Return Series - Initial Class
     2003 .........................         1.40%       1,840       18.369150             33,799         1.70%       14.69%
     2002 .........................         1.40%       1,840       16.015683             29,469         1.67%       -6.50%
     2001 .........................         1.40%       1,840       17.128409             31,516         2.13%       -1.16%
     2000 .........................         1.40%       1,840       17.330096             31,887         2.33%       14.40%
     1999 .........................         1.40%       1,840       15.148464             27,873         1.81%        1.64%

Neuberger Berman AMT - Balanced Portfolio(R)
     2003 .........................         1.30%     386,824       19.530231          7,554,762         1.66%       14.77%
     2002 .........................         1.30%     461,406       17.017286          7,851,878         2.78%      -18.23%
     2001 .........................         1.30%     621,086       20.810872         12,925,341         1.90%      -14.49%
     2000 .........................         1.30%     868,272       24.338383         21,132,336         1.99%       -5.78%
     1999 .........................         1.30%   1,138,066       25.832573         29,399,173         1.56%       31.83%
                                                                                ----------------

2003 Reserves for annuity contracts in payout phase: ........................            257,331
                                                                                ----------------
2003 Contract owners' equity ................................................   $     73,130,020
                                                                                ================

2002 Reserves for annuity contracts in payout phase: ........................            214,771
                                                                                ----------------
2002 Contract owners' equity ................................................   $     72,945,918
                                                                                ================

2001 Reserves for annuity contracts in payout phase: ........................            315,939
                                                                                ----------------
2001 Contract owners' equity ................................................   $    117,940,192
                                                                                ================

2000 Reserves for annuity contracts in payout phase: ........................            420,495
                                                                                ----------------
2000 Contract owners' equity ................................................   $    187,090,048
                                                                                ================

1999 Reserves for annuity contracts in payout phase: ........................            510,305
                                                                                ----------------
1999 Contract owners' equity ................................................   $    287,492,029
                                                                                ================

   * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

  ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

 *** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

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                                       14

================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life and Annuity Insurance Company and
  Contract Owners of Nationwide VA Separate Account-A:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-A (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

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                                       15

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

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